SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 25, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Share price		$ 11.50
Subsequent Event [Member] | Bloomington DH Holdings Limited [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary share to be issued	1,837,680
Share price	$ 0.5912
Related party payable	$ 1,086,438